Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 114,049	SFr 94,210	SFr 92,328	SFr 104,054		SFr 79,349
Interest-bearing deposits with banks	820	868	867
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	122,068	136,211	123,049
Securities received as collateral	25,993	25,760	28,511
Trading assets	177,619	187,550	190,737
Investment securities	2,611	3,143	3,090
Net loans	273,835	270,248	272,995
Premises and equipment	4,693	4,609	4,644
Goodwill	4,745	4,688	4,808
Other intangible assets	191	186	196
Brokerage receivables	42,108	35,504	34,542
Other assets	46,283	44,627	58,017
Total assets	821,164	813,898	820,805
Other investments	6,149	6,294	7,021
Liabilities and equity
Due to banks	23,229	23,961	21,054
Customer deposits	347,559	344,545	342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,499	40,150	46,598
Obligation to return securities received as collateral	25,993	25,760	28,511
Trading liabilities	51,682	53,582	48,971
Short-term borrowings	11,178	14,768	8,657
Long-term debt	200,226	183,490	197,608
Brokerage payables	43,944	41,880	39,452
Other liabilities	39,525	40,315	42,231
Total liabilities	775,835	768,451	775,787
Total shareholders' equity	44,962	44,997	44,382
Noncontrolling interests	367	450	636
Total equity	45,329	45,447	45,018	43,460	SFr 44,285	45,001
Total liabilities and equity	821,164	SFr 813,898	820,805
Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	2,658		5,799	6,825		4,950
Interest-bearing deposits with banks	3,388		70
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,062		105,469
Securities received as collateral	24,131		27,274
Trading assets	50,675		59,332
Investment securities	544		1,009
Net loans	13,382		15,433
Premises and equipment	916		899
Goodwill	720		731
Other intangible assets	151		152
Brokerage receivables	20,021		17,630
Other assets	14,073		26,842
Total assets	218,009		263,720
Other investments	1,288		3,080
Liabilities and equity
Due to banks	141		62
Customer deposits	0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	55,271		77,028
Obligation to return securities received as collateral	24,131		27,274
Trading liabilities	11,289		11,097
Short-term borrowings	42,265		45,480
Long-term debt	22,860		39,127
Brokerage payables	31,105		28,399
Other liabilities	12,507		15,615
Total liabilities	199,569		244,083
Total shareholders' equity	18,532		19,396
Noncontrolling interests	(92)		241
Total equity	18,440		19,637
Total liabilities and equity	218,009		263,720
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	109,342		84,722	95,533		73,050
Interest-bearing deposits with banks	965		4,883
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	36,374		17,967
Securities received as collateral	1,862		1,237
Trading assets	127,058		131,764
Investment securities	1,692		1,689
Net loans	243,131		239,482
Premises and equipment	3,580		3,540
Goodwill	3,152		3,198
Other intangible assets	40		44
Brokerage receivables	22,085		16,910
Other assets	32,116		31,068
Total assets	585,994		540,211
Other investments	4,597		3,707
Liabilities and equity
Due to banks	23,555		21,398
Customer deposits	336,063		331,699
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,772)		(30,430)
Obligation to return securities received as collateral	1,862		1,237
Trading liabilities	40,403		37,957
Short-term borrowings	(31,087)		(36,823)
Long-term debt	171,743		152,967
Brokerage payables	12,839		11,053
Other liabilities	26,829		26,100
Total liabilities	559,435		515,158
Total shareholders' equity	25,465		24,010
Noncontrolling interests	1,094		1,043
Total equity	26,559		25,053
Total liabilities and equity	585,994		540,211
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	112,000		90,521	102,358		78,000
Interest-bearing deposits with banks	4,353		4,953
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	122,436		123,436
Securities received as collateral	25,993		28,511
Trading assets	177,733		191,096
Investment securities	2,236		2,698
Net loans	256,513		254,915
Premises and equipment	4,496		4,439
Goodwill	3,872		3,929
Other intangible assets	191		196
Brokerage receivables	42,106		34,540
Other assets	46,189		57,910
Total assets	804,003		803,931
Other investments	5,885		6,787
Liabilities and equity
Due to banks	23,696		21,460
Customer deposits	336,063		331,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,499		46,598
Obligation to return securities received as collateral	25,993		28,511
Trading liabilities	51,692		49,054
Short-term borrowings	11,178		8,657
Long-term debt	194,603		192,094
Brokerage payables	43,944		39,452
Other liabilities	39,336		41,715
Total liabilities	759,004		759,241
Total shareholders' equity	43,997		43,406
Noncontrolling interests	1,002		1,284
Total equity	44,999		44,690
Total liabilities and equity	804,003		803,931
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	799		942	611		917
Interest-bearing deposits with banks	5		5
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	3,809		4,092
Net loans	124		139
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	280		228
Total assets	52,623		52,201
Other investments	47,606		46,795
Liabilities and equity
Due to banks	2,496		2,152
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	300		300
Long-term debt	4,676		5,025
Brokerage payables	0		0
Other liabilities	189		342
Total liabilities	7,661		7,819
Total shareholders' equity	44,962		44,382
Noncontrolling interests	0		0
Total equity	44,962		44,382
Total liabilities and equity	52,623		52,201
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	1,250		865	SFr 1,085		SFr 432
Interest-bearing deposits with banks	(3,538)		(4,091)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(368)		(387)
Securities received as collateral	0		0
Trading assets	(114)		(359)
Investment securities	(3,434)		(3,700)
Net loans	17,198		17,941
Premises and equipment	197		205
Goodwill	873		879
Other intangible assets	0		0
Brokerage receivables	2		2
Other assets	(186)		(121)
Total assets	(35,462)		(35,327)
Other investments	(47,342)		(46,561)
Liabilities and equity
Due to banks	(2,963)		(2,558)
Customer deposits	11,496		11,005
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(10)		(83)
Short-term borrowings	(300)		(300)
Long-term debt	947		489
Brokerage payables	0		0
Other liabilities	0		174
Total liabilities	9,170		8,727
Total shareholders' equity	(43,997)		(43,406)
Noncontrolling interests	(635)		(648)
Total equity	(44,632)		(44,054)
Total liabilities and equity	SFr (35,462)		SFr (35,327)